PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

8. PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, net, consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Leasehold improvement	32,417	33,417
Electronic equipment	21,932	21,193
Furniture	6,669	5,892
Software	4,336	6,747
Vehicles	1,101	690
Construction in progress	874	245

Subtotal	67,329	68,184
Less: accumulated depreciation	(41,319)	(55,342)

Total property, equipment and software, net	26,010	12,842

Depreciation expenses were RMB 18,021 , RMB 21,054 and RMB 15,985 for the years ended December 31, 2019, 2020 and 2021, respectively. No impairment charges were recorded for the years ended December 31, 2019, 2020 and 2021.
As of December 31, 2020 and 2021, the balances of construction in progress were RMB 874 and RMB 245 which were primarily relating to the leasehold improvements of office buildings.